Segmented Information - Disclosure of detailed information of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 243,926	$ 30,350
Production costs, royalties, and excise taxes	135,260	23,117
Depreciation	14,119	1,859
Mine operating earnings	94,547	5,374
Capital expenditures	59,092	3,330
Assets	311,224	237,084
Operating segments | Florida Canyon
Disclosure of operating segments [line items]
Revenue	243,926	30,350
Production costs, royalties, and excise taxes	135,260	23,117
Depreciation	14,119	1,859
Mine operating earnings	94,547	5,374
Capital expenditures	57,961	2,301
Assets	232,155	145,433
Operating segments | DeLamar
Disclosure of operating segments [line items]
Revenue	0	0
Production costs, royalties, and excise taxes	0	0
Depreciation	0	0
Mine operating earnings	0	0
Capital expenditures	602	705
Assets	39,543	35,972
All other
Disclosure of operating segments [line items]
Revenue	0	0
Production costs, royalties, and excise taxes	0	0
Depreciation	0	0
Mine operating earnings	0	0
Capital expenditures	529	324
Assets	$ 39,526	$ 55,679